Net Deferred Tax Liability (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 29, 2012	Dec. 31, 2011
Deferred Income Tax Assets And Liabilities [Line Items]
Current deferred tax asset	$ 8,034	$ 30,915
Noncurrent deferred tax liability	(365,496)	(344,191)
Net deferred tax liability	$ (357,462)	$ (313,276)